Expense Example {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund Retail PRO-07 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213